Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement of changes in equity [abstract]
Milestone payment expense	$ 0.5	$ 1.3
Number of shares in escrow		0	50,283
Number of shares released from escrow (in shares)		50,283